Other Current Assets	12 Months Ended
Aug. 31, 2021
Other Current Assets [Abstract]
Other Current Assets
5.	OTHER CURRENT ASSETS

	2021 $	2020 $
Prepaid expenses	103	89
Costs incurred to obtain or fulfill a contract with a customer	59	61
Wireless handset receivables	168	127
Current portion of derivatives	1	–

	331	277